VAN KAMPEN UNIT TRUSTS, SERIES 685
                    Preferred Securities Portfolio, Series 16

                SUPPLEMENT TO THE PROSPECTUS DATED JULY 19, 2007

         Notwithstanding anything to the contrary in the prospectus, the securities of Countrywide Capital V are no longer included in the portfolio.

Supplement Dated:  August 17, 2007                                     EMSSPT685